Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 6:- INVENTORIES, NET

	December 31,
	2022	2021

Raw materials and components	$47,737	$29,857
Finished goods (*)	41,678	33,160

	$89,415	$63,017

(*)	Includes amounts of $405 and $654 as of December 31, 2022 and 2021, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.